Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0001375365
Registrant Name	Super Micro Computer, Inc.
Registration File Number	333-296641
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES